Condensed Consolidated Statements of Changes in Stockholders' Equity - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Deficit [Member]	Total
Beginning balance at Dec. 31, 2017		$ 161,530	$ 69	$ (134,834)	$ 26,765
Beginning balance, shares at Dec. 31, 2017	925,000
Stock based compensation - employees		921			921
Stock based compensation - employees, shares	(1,000)
Fair value of warrants reclassified from liabilities to equity		423			423
Modification of 2017 Debt warrants		83			83
Beneficial conversion feature on Convertible Note		328			328
Beneficial conversion feature on Advance from NovellusDx, Ltd.		1,173			1,173
Transition adjustment for adoption of Accounting Standards Codification Topic 606				(2,509)	(2,509)
Unrealized gain (loss) on foreign currency translation			(9)		(9)
Net loss				(20,373)	(20,373)
Ending balance at Dec. 31, 2018		164,458	60	(157,716)	6,802
Ending balance, shares at Dec. 31, 2018	924,000
Stock based compensation - employees		158			158
Stock based compensation - employees, shares
Unrealized gain (loss) on foreign currency translation			(76)		(76)
Issuance of common stock - 2019 Offerings, net		5,412			5,412
Issuance of common stock - 2019 Offerings, net, shares	952,000
Net loss				(4,617)	(4,617)
Ending balance at Mar. 31, 2019		170,028	(16)	(162,333)	7,679
Ending balance, shares at Mar. 31, 2019	1,876,000
Beginning balance at Dec. 31, 2018		164,458	60	(157,716)	6,802
Beginning balance, shares at Dec. 31, 2018	924,000
Net loss					(6,415)
Ending balance at Sep. 30, 2019		171,696	(101)	(164,131)	7,464
Ending balance, shares at Sep. 30, 2019	2,101,000
Beginning balance at Dec. 31, 2018		164,458	60	(157,716)	6,802
Beginning balance, shares at Dec. 31, 2018	924,000
Stock based compensation - employees		370			370
Unrealized gain (loss) on foreign currency translation			(34)		(34)
Issuance of common stock with warrants for cash - 2019 Offerings, net of expenses and discounts		5,412			5,412
Issuance of common stock with warrants for cash - 2019 Offerings, net of expenses and discounts, shares	952,000
Issuance of common stock - Iliad Research and Trading, L.P. conversions and exchanges		962			962
Issuance of common stock - Iliad Research and Trading, L.P. conversions and exchanges, shares	225,000
Increase in fair value of embedded conversion option		547			547
Fractional shares settlement		(5)			(5)
Fractional shares settlement, shares	(2,000)
Issuance of common stock to vendor		39			39
Issuance of common stock to vendor, shares	5,000
Net loss				(6,708)	(6,708)
Ending balance at Dec. 31, 2019		171,783	26	(164,424)	7,385
Ending balance, shares at Dec. 31, 2019	2,104,000
Beginning balance at Mar. 31, 2019		170,028	(16)	(162,333)	7,679
Beginning balance, shares at Mar. 31, 2019	1,876,000
Stock based compensation - employees		102			102
Stock based compensation - employees, shares
Unrealized gain (loss) on foreign currency translation			35		35
Issuance of common stock - Iliad Research and Trading, L.P. conversions and exchanges		350			350
Issuance of common stock - Iliad Research and Trading, L.P. conversions and exchanges, shares	51,000
Increase in fair value of embedded conversion option		547			547
Net loss				(3,773)	(3,773)
Ending balance at Jun. 30, 2019		171,027	19	(166,106)	4,940
Ending balance, shares at Jun. 30, 2019	1,927,000
Stock based compensation - employees		57			57
Stock based compensation - employees, shares
Unrealized gain (loss) on foreign currency translation			(120)		(120)
Issuance of common stock - Iliad Research and Trading, L.P. conversions and exchanges		612			612
Issuance of common stock - Iliad Research and Trading, L.P. conversions and exchanges, shares	174,000
Net loss				1,975	1,975
Ending balance at Sep. 30, 2019		171,696	(101)	(164,131)	7,464
Ending balance, shares at Sep. 30, 2019	2,101,000
Beginning balance at Dec. 31, 2019		171,783	26	(164,424)	7,385
Beginning balance, shares at Dec. 31, 2019	2,104,000
Stock based compensation - employees		58			58
Stock based compensation - employees, shares
Unrealized gain (loss) on foreign currency translation			104		104
Issuance of common stock - VenturEast settlement		12			12
Issuance of common stock - VenturEast settlement, shares	3,000
Net loss				(1,179)	(1,179)
Ending balance at Mar. 31, 2020		171,853	130	(165,603)	6,380
Ending balance, shares at Mar. 31, 2020	2,107,000
Beginning balance at Dec. 31, 2019		171,783	26	(164,424)	7,385
Beginning balance, shares at Dec. 31, 2019	2,104,000
Net loss					(4,232)
Ending balance at Sep. 30, 2020		173,517	(56)	(168,656)	4,805
Ending balance, shares at Sep. 30, 2020	2,506,000
Beginning balance at Mar. 31, 2020		171,853	130	(165,603)	6,380
Beginning balance, shares at Mar. 31, 2020	2,107,000
Stock based compensation - employees		47			47
Stock based compensation - employees, shares
Unrealized gain (loss) on foreign currency translation			(157)		(157)
Fair value of common stock exchanged to settle Note Payable		531			531
Fair value of common stock exchanged to settle Note Payable, shares	153,000
Net loss				(1,700)	(1,700)
Ending balance at Jun. 30, 2020		172,431	(27)	(167,303)	5,101
Ending balance, shares at Jun. 30, 2020	2,260,000
Stock based compensation - employees		39			39
Stock based compensation - employees, shares
Unrealized gain (loss) on foreign currency translation			(29)		(29)
Fair value of common stock exchanged to settle Note Payable		1,047			1,047
Fair value of common stock exchanged to settle Note Payable, shares	246,000
Net loss				(1,353)	(1,353)
Ending balance at Sep. 30, 2020		$ 173,517	$ (56)	$ (168,656)	$ 4,805
Ending balance, shares at Sep. 30, 2020	2,506,000